Intangible Assets and Others, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets and Others, Net [Abstract]
Intangible Assets and Others, Net
Note 6 - Intangible Assets and Others, Net:

Composition:

	Useful	December 31,
	life	2011	2010
	years	(in thousands)
Original amount:
Technology	5	$47,110	$47,581
Customer related intangible assets	5-8	5,316	5,316
Deferred tax asset		-	1,796

		52,426	54,693
Accumulated amortization:
Technology		45,202	42,008
Customer related intangible assets		4,224	3,711

		49,426	45,709

		$3,000	$8,974

The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of December 31, 2011 is as follows:

(in thousands)

2012	1,721
2013	710
2014	541
2015	28
$3,000

*	Amortization of intangible assets (excluding deferred tax) amounted to $3,707 , $7,002 and $7,926 thousand for the years ended December 31, 2011, 2010 and 2009 respectively.